SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member]	1 Months Ended
Mar. 23, 2023 USD ($)
Subsequent Event [Line Items]
Annual revenue reduced	$ 5,122,000
Reduction in direct expenses	$ 4,650,000
Subsequent Event, Description	the board of directors approved the purchase of TransportUS, Inc. While the Company explored the purchase of TransportUS, Inc., owned by Lawrence Garcia, the board of directors has determined, following due diligence, that the financial statements of TransportUS, Inc. are not in a form that can be audited under US GAAP. We have therefore abandoned such undertaking for the foreseeable future.